STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2021
STOCKHOLDERS' EQUITY
Summary of Employee Awards activity

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise Price	Contractual	Aggregate
	Shares	per Share	Term (in years)	Intrinsic Value
Outstanding as of December 31, 2020	7,266,420	$1.03	5.5	$167,000
Granted	895,500	0.94
Exercised	(213,860)	0.63
Forfeited or expired	(31,000)	3.95
Outstanding as of March 31, 2021	7,917,060	$1.02	5.3	$1,614,000

Exercisable as of March 31, 2021	5,340,940	$1.20	5.6	$868,000